Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) - MXN ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Consolidated net income	$ 16,331	$ 10,368	$ 12,630
"A" shares
Earnings per share [line items]
Consolidated net income	7,712	4,896	5,965
Consolidated net income attributable to equity holders of the parent	$ 7,418	$ 4,868	$ 5,715
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	7,937	7,937
"D" shares
Earnings per share [line items]
Consolidated net income	$ 4,536	$ 2,880	$ 3,508
Consolidated net income attributable to equity holders of the parent	$ 4,363	$ 2,863	$ 3,360
Weighted average number of shares for basic earnings per share (millions of shares)	4,668	4,668	4,668
"B" shares
Earnings per share [line items]
Consolidated net income	$ 1,531	$ 972	$ 1,184
Consolidated net income attributable to equity holders of the parent	$ 1,473	$ 966	$ 1,135
Weighted average number of shares for basic earnings per share (millions of shares)	1,576	1,576	1,576
Series L shares, without par value
Earnings per share [line items]
Consolidated net income	$ 2,552	$ 1,620	$ 1,973
Consolidated net income attributable to equity holders of the parent	$ 2,454	$ 1,610	$ 1,891
Weighted average number of shares for basic earnings per share (millions of shares)	2,626	2,626	2,626